Condensed financial information of the parent company (Details) - Schedule of parent company statements of income - Parent Company [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OPERATING EXPENSES
General and administrative	¥ (10,704,897)	$ (1,679,015)	¥ (8,400,720)	¥ (7,972,189)
Research and development	(27,394,359)	(4,296,683)	43,402,651
Stock compensation	(10,582,557)	(1,659,827)	(191,418,458)
Total operating expenses	(48,681,813)	(7,653,525)	(243,221,829)	(7,972,189)
LOSS FROM OPERATIONS	(48,681,813)	(7,653,525)	(243,221,829)	(7,972,189)
OTHER INCOME (EXPENSE)
Investment income	2,491,671	390,807	12,284,332
Interest income	2,408	378	37,679	1,025,954
Finance expense	(21,282)	(3,338)	(32,259)	(5,456)
Other expenses, net	503,806	79,020	(147)
Equity income (loss) of subsidiaries	(190,267,969)	(29,842,682)	79,764,356	109,156,163
Total other income (loss), net	(187,291,366)	(29,375,815)	92,053,961	110,176,661
NET INCOME (LOSS)	(235,973,179)	(37,011,340)	(151,167,868)	102,204,472
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(19,536,206)	(3,064,166)	(38,531,887)	1,589,076
COMPREHENSIVE INCOME (LOSS)	¥ (255,509,385)	$ (40,075,506)	¥ (189,699,755)	¥ 103,793,548